Commitments and Contingencies (Details-1) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Columbia Clean Air Act Litigation [Abstract]
Columbia Clean Air Act litigation civil penalties	$ 0.2
Columbia Clean Air Act litigation environmental mitigation costs	0.6
Columbia Environmental Project [Member]
Expected Capital Expenditures [Line Items]
MGE's total share of expected capital expenditures	140.0
Columbia Commitments [Abstract]
Columbia environmental project commitments	$ 38.6
Columbia Units [Member]
Jointly Owned Utility Plant Interests [Line Items]
Generating capability - MW	225
Columbia's share of MGE's net generating capability	29.00%
Ownership interest in jointly owned plant	22.00%
WPL ownership interest of Columbia	46.20%
WPSC ownership interest of Columbia	31.80%